FAIR VALUE MEASURMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Revaluation of the convertible debt income (loss)	$ (1,401)	$ 26
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Margin range	(11.90%)
Revenue growth rate	(12.90%)
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Margin range	(15.00%)
Revenue growth rate	(14.10%)